SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Warranty provision, beginning of year	$ 150	$ 226
Charged to costs and expenses relating to new sales	159	149
Utilization or expiration of warranty	(145)	(225)
Foreign currency translation adjustments	(12)	0
Warranty provision, end of year	$ 152	$ 150